Digital assets	12 Months Ended
Dec. 31, 2025
Digital assets [abstract]
Digital assets
9.	Digital assets

(a)	The changes in the digital assets balance for the following years are as follows:

	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	December 31, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,827,102	(647,000)	(249,368)	2,287,611
Dogecoin	154,314	200,000	(401,000)	46,686	—
Solana	350,039	2,052,166	(661,503)	(404,195)	1,336,507
ETH	—	132,093	(47,000)	(30,344)	54,749
XRP	—	150,000	(150,000)	—	—
SUI	—	50,000	—	(27,317)	22,683
LINK	—	221,215	—	(107,325)	113,890
	861,230	5,632,576	(1,906,503)	(771,863)	3,815,440

	January 1, 2024 Balance	Unrealized loss	December 31, 2024, Balance
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. Digital assets have a limited history, and the fair value historically has been very volatile. The Company may not be able to liquidate its inventory of digital assets currency at its desired price if required. The Company has recognized an unrealized loss in change in fair value of $771,863 for the year ended December 31, 2025 (2024 – $141,770).

During the year ended December 31, 2025, the Company invested an additional $5,632,576 in digital assets. The Company also sold $1,906,503 in digital assets for total gross proceeds of $2,500,425 and recognized a gain on sale of digital assets of $593,922 for the year ended December 31, 2025 (2024 - $Nil).

The following table presents the Company’s digital assets, measured at fair value less and categorized into levels of the fair value hierarchy on the consolidated statements of financial position as at the following:

As at December 31, 2025

	Level 1	Level 2	Level 3
Digital assets, at fair value	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	3,815,440	—

As at December 31, 2024

	Level 1	Level 2	Level 3
Digital assets, at fair value	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—